Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Top 50 ETF
GUGGENHEIM S&P 500® TOP 50 ETF (XLG)(FORMERLY, GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Top 50 ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 500® Top 50 Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - S&P 500 Top 50 Mega Cap and Pure Style ETFs	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Top 50 ETF | Guggenheim S&P 500® Top 50 ETF	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs Guggenheim S&P 500® Top 50 ETF Guggenheim S&P 500® Top 50 ETF
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Net Expenses (as a percentage of Assets)	0.20%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Top 50 ETF | Guggenheim S&P 500® Top 50 ETF | USD ($)	20	63	112	254

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, most derivatives and securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index includes 50 of the largest capitalization members of the S&P 500® Index. The Underlying Index’s components are weighted by float-adjusted market capitalization. As of December 31, 2015, the Underlying Index included companies with capitalizations ranging from $68.3 billion to $587.2 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in investments not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer discretionary, consumer staples, financials, health care, and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Authorized Participant Concentration Risk—Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund's performance to be less than you expect.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks—An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund's investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk—The Sector Risk applicable to the Fund is as follows:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Consumer Staples Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer staples sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer staples sector. The performance of consumer staples companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index and the Russell Top 50® Mega Cap Index Total Return, the Fund's previous underlying index. Effective January 26, 2016, the Fund adopted its current investment objective. Prior to January 26, 2016, the Fund sought to replicate as closely as possible, before fees and expenses, the daily performance of the Russell Top 50® Mega Cap Index Total Return. The performance and average annual total returns shown for periods prior to January 26, 2016 would have differed had the Fund's current investment objective been in effect during those periods. The past performance of both the S&P 500® Top 50 Index and the Russell Top 50® Mega Cap Index Total Return is shown in the Average Annual Total Returns table below. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	13.84%	Q4 2008	-18.71%

AVERAGE ANNUAL TOTAL RETURN(for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - S&P 500 Top 50 Mega Cap and Pure Style ETFs - Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs - Guggenheim S&P 500® Top 50 ETF		Label	1 Year	5 Years	10 Years
Guggenheim S&P 500® Top 50 ETF		Return Before Taxes	4.26%	12.44%	6.79%
Guggenheim S&P 500® Top 50 ETF | After Taxes on Distributions		Return After Taxes on Distributions	3.29%	11.49%	5.93%
Guggenheim S&P 500® Top 50 ETF | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	2.39%	9.45%	5.01%
S&P 500® Top 50 Index	[1]	S&P 500® Top 50 Index* (reflects no deduction for fees, expenses or taxes)
Russell Top 50® Mega Cap Index Total Return	[2]	Russell Top 50® Mega Cap Index Total Return** (reflects no deduction for fees, expenses or taxes)	4.33%	12.68%	6.99%
[1]	The S&P 500® Top 50 Index commenced operations on November 30, 2015 and therefore does not have a full calendar year of performance.
[2]	The Russell Top 50® Mega Cap Index is an unmanaged capitalization weighted index comprised of the 50 largest companies in the Russell 3000® Index, which is an unmanaged capitalization weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market.

Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF
GUGGENHEIM S&P 500® PURE GROWTH ETF (RPG)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Growth Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - S&P 500 Top 50 Mega Cap and Pure Style ETFs	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF | Guggenheim S&P 500® Pure Growth ETF	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs Guggenheim S&P 500® Pure Growth ETF Guggenheim S&P 500® Pure Growth ETF
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Net Expenses (as a percentage of Assets)	0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Growth ETF | Guggenheim S&P 500® Pure Growth ETF | USD ($)	36	112	196	443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, most derivatives and securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500® companies with strong growth characteristics as selected by S&P. As of December 31, 2015, the Underlying Index included 116 of the constituents that comprise the S&P 500®. As of December 31, 2015, the Underlying Index included companies with capitalizations ranging from $5.7 billion to $587.2 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in investments not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer discretionary, financials, health care, and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Authorized Participant Concentration Risk—Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund's performance to be less than you expect.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks—An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund's investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk—The Sector Risk applicable to the Fund is as follows:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index and the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	21.83%	Q4 2008	-24.55%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - S&P 500 Top 50 Mega Cap and Pure Style ETFs - Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs - Guggenheim S&P 500® Pure Growth ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Guggenheim S&P 500® Pure Growth ETF	Return Before Taxes	2.34%	14.02%	9.72%	Mar. 01, 2006
Guggenheim S&P 500® Pure Growth ETF | After Taxes on Distributions	Return After Taxes on Distributions	2.02%	13.72%	9.47%	Mar. 01, 2006
Guggenheim S&P 500® Pure Growth ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.32%	11.12%	7.87%	Mar. 01, 2006
S&P 500 Pure Growth Index Total Return	S&P 500® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)	2.73%	14.45%	10.12%	Mar. 01, 2006
S&P 500 Index Total Return	S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.03%	Mar. 01, 2006

Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF
GUGGENHEIM S&P 500® PURE VALUE ETF (RPV)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Pure Value Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - S&P 500 Top 50 Mega Cap and Pure Style ETFs	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF | Guggenheim S&P 500® Pure Value ETF	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs Guggenheim S&P 500® Pure Value ETF Guggenheim S&P 500® Pure Value ETF
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Net Expenses (as a percentage of Assets)	0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P 500® Pure Value ETF | Guggenheim S&P 500® Pure Value ETF | USD ($)	36	112	196	443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, most derivatives and securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P 500® companies with strong value characteristics as selected by S&P. As of December 31, 2015, the Underlying Index included 114 of the constituents that comprise the S&P 500®. As of December 31, 2015, the Underlying Index included companies with capitalizations ranging from $1.7 billion to $325.5 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in investments not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer discretionary, energy, financials, and utilities sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Authorized Participant Concentration Risk—Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund's performance to be less than you expect.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks—An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund's investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk—The Sector Risk applicable to the Fund is as follows:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy sector companies is closely tied to the price and supply of energy fuels and international political events.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Utilities Sector Risk. The Fund's investments are exposed to issuers conducting business in the utilities sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the telecommunications services and/or utilities sector. The prices of the securities of utilities companies are closely tied to government regulation and market competition.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index and the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	44.34%	Q4 2008	-31.03%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - S&P 500 Top 50 Mega Cap and Pure Style ETFs - Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs - Guggenheim S&P 500® Pure Value ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Guggenheim S&P 500® Pure Value ETF	Return Before Taxes	(8.28%)	13.40%	7.43%	Mar. 01, 2006
Guggenheim S&P 500® Pure Value ETF | After Taxes on Distributions	Return After Taxes on Distributions	(9.19%)	12.64%	6.60%	Mar. 01, 2006
Guggenheim S&P 500® Pure Value ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.67%)	10.37%	5.56%	Mar. 01, 2006
S&P 500 Pure Value Index Total Return	S&P 500® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)	(8.14%)	13.81%	7.88%	Mar. 01, 2006
S&P 500 Index Total Return	S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.03%	Mar. 01, 2006

Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF (RFG)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P MidCap 400® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Growth Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - S&P 500 Top 50 Mega Cap and Pure Style ETFs	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF | Guggenheim S&P MidCap 400® Pure Growth ETF	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs Guggenheim S&P MidCap 400® Pure Growth ETF Guggenheim S&P MidCap 400® Pure Growth ETF
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Net Expenses (as a percentage of Assets)	0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Growth ETF | Guggenheim S&P MidCap 400® Pure Growth ETF | USD ($)	36	112	196	443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, most derivatives and securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400® companies with strong growth characteristics as selected by S&P. As of December 31, 2015, the Underlying Index included 87 of the constituents that comprise the S&P MidCap 400®. As of December 31, 2015, the Underlying Index included companies with a capitalization range of $1.5 billion to $10.9 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in investments not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer discretionary, financials, health care, and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Authorized Participant Concentration Risk—Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund's performance to be less than you expect.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks—An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund's investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk—The Sector Risk applicable to the Fund is as follows:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index and the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	27.02%	Q4 2008	-25.18%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - S&P 500 Top 50 Mega Cap and Pure Style ETFs - Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs - Guggenheim S&P MidCap 400® Pure Growth ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Guggenheim S&P MidCap 400® Pure Growth ETF	Return Before Taxes	2.47%	10.23%	9.54%	Mar. 01, 2006
Guggenheim S&P MidCap 400® Pure Growth ETF | After Taxes on Distributions	Return After Taxes on Distributions	2.21%	10.00%	9.38%	Mar. 01, 2006
Guggenheim S&P MidCap 400® Pure Growth ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.40%	8.01%	7.77%	Mar. 01, 2006
S&P MidCap 400 Pure Growth Index Total Return	S&P MidCap 400® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)	2.91%	10.53%	9.90%	Mar. 01, 2006
S&P 500 Index Total Return	S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.03%	Mar. 01, 2006

Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF (RFV)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P MidCap 400® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400® Pure Value Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - S&P 500 Top 50 Mega Cap and Pure Style ETFs	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF | Guggenheim S&P MidCap 400® Pure Value ETF	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs Guggenheim S&P MidCap 400® Pure Value ETF Guggenheim S&P MidCap 400® Pure Value ETF
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Net Expenses (as a percentage of Assets)	0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P MidCap 400® Pure Value ETF | Guggenheim S&P MidCap 400® Pure Value ETF | USD ($)	36	112	196	443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, most derivatives and securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P MidCap 400® companies with strong value characteristics as selected by S&P. As of December 31, 2015, the Underlying Index included 98 of the constituents that comprise the S&P MidCap 400®. As of December 31, 2015, the Underlying Index included companies with capitalizations ranging from $661.4 million to $7.9 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in investments not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer discretionary, financials, industrials, information technology, and materials sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Authorized Participant Concentration Risk—Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund's performance to be less than you expect.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks—An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund's investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk—The Sector Risk applicable to the Fund is as follows:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Materials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of materials companies are closely tied to commodity prices, exchange rates, import controls and market competition.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index and the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	39.27%	Q4 2008	-34.51%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - S&P 500 Top 50 Mega Cap and Pure Style ETFs - Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs - Guggenheim S&P MidCap 400® Pure Value ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Guggenheim S&P MidCap 400® Pure Value ETF	Return Before Taxes	(10.79%)	8.49%	6.16%	Mar. 01, 2006
Guggenheim S&P MidCap 400® Pure Value ETF | After Taxes on Distributions	Return After Taxes on Distributions	(11.43%)	7.90%	5.47%	Mar. 01, 2006
Guggenheim S&P MidCap 400® Pure Value ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.08%)	6.42%	4.58%	Mar. 01, 2006
S&P MidCap 400 Pure Value Index Total Return	S&P MidCap 400® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)	(10.51%)	8.93%	6.58%	Mar. 01, 2006
S&P 500 Index Total Return	S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.03%	Mar. 01, 2006

Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF (RZG)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P SmallCap 600® Pure Growth ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Growth Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - S&P 500 Top 50 Mega Cap and Pure Style ETFs	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF | Guggenheim S&P SmallCap 600® Pure Growth ETF	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs Guggenheim S&P SmallCap 600® Pure Growth ETF Guggenheim S&P SmallCap 600® Pure Growth ETF
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Net Expenses (as a percentage of Assets)	0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Growth ETF | Guggenheim S&P SmallCap 600® Pure Growth ETF | USD ($)	36	112	196	443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, most derivatives and securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong growth characteristics as selected by S&P. As of December 31, 2015, the Underlying Index included 145 of the constituents that comprise the S&P SmallCap 600®. As of December 31, 2015, the Underlying Index included companies with a capitalization range of $172.7 million to $4.6 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in investments not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer discretionary, financials, health care, industrials, and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Authorized Participant Concentration Risk—Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund's performance to be less than you expect.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks—An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund's investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk—The Sector Risk applicable to the Fund is as follows:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the financials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financials sector. Financials companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Fund's investments are exposed to issuers conducting business in the health care sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the health care sector. The prices of the securities of health care sector companies are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index and the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	29.48%	Q4 2008	-26.10%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - S&P 500 Top 50 Mega Cap and Pure Style ETFs - Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs - Guggenheim S&P SmallCap 600® Pure Growth ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Guggenheim S&P SmallCap 600® Pure Growth ETF	Return Before Taxes	0.90%	11.61%	8.00%	Mar. 01, 2006
Guggenheim S&P SmallCap 600® Pure Growth ETF | After Taxes on Distributions	Return After Taxes on Distributions	0.60%	11.40%	7.85%	Mar. 01, 2006
Guggenheim S&P SmallCap 600® Pure Growth ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.52%	9.16%	6.44%	Mar. 01, 2006
S&P SmallCap 600 Pure Growth Index Total Return	S&P SmallCap 600® Pure Growth Index Total Return (reflects no deduction for fees, expenses or taxes)	1.21%	11.98%	8.28%	Mar. 01, 2006
S&P 500 Index Total Return	S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.03%	Mar. 01, 2006

Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF (RZV)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P SmallCap 600® Pure Value ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600® Pure Value Index Total Return (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example. If commissions were included in the table and the Example, the costs shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - S&P 500 Top 50 Mega Cap and Pure Style ETFs	USD ($)
Shareholder Fee, Other | Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF | Guggenheim S&P SmallCap 600® Pure Value ETF	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs Guggenheim S&P SmallCap 600® Pure Value ETF Guggenheim S&P SmallCap 600® Pure Value ETF
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Net Expenses (as a percentage of Assets)	0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2015.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - S&P 500 Top 50 Mega Cap and Pure Style ETFs	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs | Guggenheim S&P SmallCap 600® Pure Value ETF | Guggenheim S&P SmallCap 600® Pure Value ETF | USD ($)	36	112	196	443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments, most derivatives and securities received or delivered as a result of in-kind creations and redemptions of the Fund’s shares. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong value characteristics as selected by S&P. As of December 31, 2015, the Underlying Index included 151 of the constituents that comprise the S&P SmallCap 600®. As of December 31, 2015, the Underlying Index included companies with a capitalization range of $57.7 million to $3 billion.

The Fund uses a passive management strategy, known as “replication,” to track the performance of the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Advisor monitors the correlation of the Fund’s performance with that of the Underlying Index and seeks to maintain an appropriate correlation.

As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may hold up to 10% of its assets in investments not included in the Underlying Index, futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents, and shares of investment funds, including money market funds. On a day-to-day basis, the Fund may also hold repurchase agreements, U.S. Government securities or cash equivalents to collateralize its derivatives positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer discretionary, industrials, and information technology sectors. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Authorized Participant Concentration Risk—Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Correlation and Tracking Error Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the components of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, a high portfolio turnover rate, and the use of leverage all contribute to tracking error and correlation risk. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective and cause the Fund's performance to be less than you expect.

Equity Risk—The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

ETF Trading Risks—An unanticipated closing of the Exchange or one or more markets on which either the Fund’s shares trade or the Fund’s portfolio holdings trade or the inability of such markets to open for trading during normal business hours, such as in response to a natural disaster or other event causing severe market disruption, could result in a shareholder’s inability to buy or sell shares of the Fund and the Fund’s inability to buy and sell exchange-traded portfolio securities during that period, or in a disruption of the Fund’s creation and redemption process, and may make it difficult for the Fund to accurately price its investments thereby potentially affecting the price at which Fund shares trade in the secondary market. All of these events could adversely affect the performance of the Fund. Trading in Fund shares also may be halted by the Exchange or other markets because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Similarly, the Exchange or other markets may issue trading halts on specific securities or derivatives, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses.

Shares also may trade on the Exchange or on other markets at prices below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund's investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk—The Sector Risk applicable to the Fund is as follows:

Consumer Discretionary Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer discretionary sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of consumer discretionary companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, consumer confidence and spending.

Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the information technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the information technology sector. The prices of the securities of information technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of the Underlying Index and the S&P 500® Index Total Return, which is an index of large-capitalization stocks considered to be representative of a broader universe of security prices. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	75.37%	Q4 2008	-37.39%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - S&P 500 Top 50 Mega Cap and Pure Style ETFs - Guggenheim S&P 500® Top 50® Mega Cap and S&P Pure Style ETFs - Guggenheim S&P SmallCap 600® Pure Value ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Guggenheim S&P SmallCap 600® Pure Value ETF	Return Before Taxes	(12.45%)	7.86%	4.92%	Mar. 01, 2006
Guggenheim S&P SmallCap 600® Pure Value ETF | After Taxes on Distributions	Return After Taxes on Distributions	(12.87%)	7.48%	4.47%	Mar. 01, 2006
Guggenheim S&P SmallCap 600® Pure Value ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.02%)	6.01%	3.69%	Mar. 01, 2006
S&P SmallCap 600 Pure Value Index Total Return	S&P SmallCap 600® Pure Value Index Total Return (reflects no deduction for fees, expenses or taxes)	(12.25%)	8.18%	5.14%	Mar. 01, 2006
S&P 500 Index Total Return	S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.03%	Mar. 01, 2006